Restatement of Previously Issued Financial Statements - Balance sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 14, 2020	Dec. 31, 2019
Balance Sheet
Warrant derivative liability	$ 44,510,000	$ 55,720,000	$ 28,030,000	$ 0
Total liabilities	62,082,315	73,347,450	47,122,923	0
Class A common stock subject to possible redemption	433,574,407	422,854,408	449,844,167	0
Additional paid-in capital	23,168,492	33,888,383	6,048,706	306
Accumulated deficit	(18,170,396)	(28,890,395)	(1,048,566)	0
Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability		55,720,000
As previously reported | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability		0	0
Total liabilities		17,627,450	19,092,923
Class A common stock subject to possible redemption		478,574,408	477,874,167
Additional paid-in capital		5,152,825	5,002,872
Accumulated deficit		(154,280)	(2,451)
Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Warrant derivative liability		55,720,000	28,030,000
Total liabilities		55,720,000	28,030,000
Class A common stock subject to possible redemption		(55,720,000)	(28,030,000)
Additional paid-in capital		28,735,558	1,045,834
Accumulated deficit		(28,736,115)	(1,046,115)
Class A common stock
Balance Sheet
Common stock	$ 664	772	502	$ 0
Class A common stock | As previously reported | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock		215	221
Class A common stock | Adjustment | Restatement of warrants as derivative liabilities
Balance Sheet
Common stock		$ 557	$ 281